UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 109.1%
AUSTRALIA 3.6%
BANK 1.2%
Australia and New Zealand Banking Group Ltd.(a)	142,761	$3,267,499
MATERIAL 1.1%
BHP Billiton Ltd.(a)	78,287	2,944,253
REAL ESTATE 1.3%
DIVERSIFIED 0.7%
Mirvac Group(a)	1,322,122	1,699,602
OFFICE 0.6%
Commonwealth Property Office Fund	1,808,499	1,608,164
TOTAL REAL ESTATE		3,307,766
TOTAL AUSTRALIA		9,519,518
BRAZIL 3.1%
UTILITIES
ELECTRIC UTILITIES 1.8%
EDP - Energias do Brasil SA	214,911	4,648,784
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.3%
AES Tiete S.A.	264,000	3,524,681
		8,173,465
CANADA 3.7%
BANK 1.3%
Toronto-Dominion Bank/The(b)	46,500	3,360,090
DIVERSIFIED FINANCIAL SERVICE 0.6%
IGM Financial	41,211	1,674,234
FINANCIAL 1.0%
Power Corp.	104,000	2,708,913
MATERIALS—METALS & MINING 0.3%
Cameco Corp.	22,900	636,544

	Number of Shares	Value
REAL ESTATE MANAGEMENT/ SERVICES 0.5%
Parkbridge Lifestyles Communities	238,667	$1,301,314
TOTAL CANADA		9,681,095
FINLAND 1.1%
REAL ESTATE—DIVERSIFIED 0.7%
Sponda Oyj	367,567	1,783,865
TELECOMMUNICATION SERVICES 0.4%
Nokia Oyj(a)	107,600	1,081,074
TOTAL FINLAND		2,864,939
FRANCE 3.6%
BANK 0.2%
BNP Paribas(a)	9,140	650,044
CONSUMER STAPLES 0.2%
Danone SA	9,000	538,313
ENERGY—OIL & GAS 1.5%
Total SA(a)	74,181	3,823,117
MATERIALS 0.5%
Lafarge SA(a)	24,400	1,397,059
UTILITIES 1.2%
ELECTRIC UTILITIES 0.6%
Electricite de France(a)	36,744	1,584,888
MULTI UTILITIES 0.6%
GDF Suez(a)	40,913	1,464,642
TOTAL UTILITIES		3,049,530
TOTAL FRANCE		9,458,063
GERMANY 5.6%
AUTOMOTIVE 0.6%
Bayerische Motoren Werke AG(a)	23,000	1,612,889
INDUSTRIAL 1.5%
Siemens AG(a)	35,500	3,747,255

	Number of Shares	Value
INSURANCE 1.0%
Allianz SE(a)	23,600	$2,667,117
SOFTWARE 1.0%
SAP AG(a)	50,000	2,473,277
UTILITIES 1.5%
ELECTRIC UTILITIES 0.6%
E.ON AG (ADR)(a),(b)	50,647	1,495,606
MULTI UTILITIES 0.9%
RWE AG(a)	36,800	2,485,805
TOTAL UTILITIES		3,981,411
TOTAL GERMANY		14,481,949
HONG KONG 6.3%
ENERGY—OIL & GAS 0.9%
CNOOC Ltd.(a)	1,238,000	2,402,969
FINANCE-INVESTMENT BANKERS/BROKERS 0.6%
Hong Kong Exchanges and Clearing Ltd.(a)	69,500	1,368,708
INDUSTRIALS 0.6%
Hutchison Whampoa Ltd.(a)	171,000	1,594,547
REAL ESTATE 3.4%
DIVERSIFIED 2.6%
Glorious Property Holdings Ltd.	5,388,000	1,541,641
Kerry Properties Ltd.	228,000	1,238,611
New World Development Ltd.(a)	904,391	1,818,375
Wharf Holdings Ltd.(a)	342,000	2,195,119
		6,793,746
OFFICE 0.8%
Hongkong Land Holdings Ltd. (USD)	344,000	2,136,240
TOTAL REAL ESTATE		8,929,986
RETAIL 0.4%
Esprit Holdings Ltd.	203,637	1,103,635

	Number of Shares	Value
TELECOMMUNICATION SERVICES 0.4%
China Mobile Ltd.	101,500	$1,040,006
TOTAL HONG KONG		16,439,851
ISRAEL 1.0%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)(a)	47,784	2,520,606
ITALY 3.2%
BANK 0.2%
UniCredito Italiano S.p.A.	202,860	517,976
ENERGY—OIL & GAS 0.9%
Eni S.p.A.(a)	111,800	2,412,672
UTILITIES—GAS UTILITIES 2.1%
Snam Rete Gas S.p.A.(a)	1,050,482	5,320,140
TOTAL ITALY		8,250,788
JAPAN 8.9%
APPAREL 0.7%
Fast Retailing Co., Ltd.	11,200	1,577,767
Nisshinbo Industries	25,000	250,659
		1,828,426
AUTOMOTIVE 0.8%
Toyota Motor Corp.	56,400	2,025,482
BANK 0.1%
Sumitomo Trust and Banking Co., Ltd.	50,000	250,359
ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK	21,000	160,493
FINANCE 0.1%
Daiwa Securities Group	47,000	189,734
FOOD 0.4%
House Foods Corp.	40,400	614,130
Kikkoman Corp.	53,000	584,727
		1,198,857

	Number of Shares	Value
HEALTH CARE 0.6%
Astellas Pharma	33,800	$1,220,736
Eisai Co., Ltd.	15,200	531,490
		1,752,226
INDUSTRIAL 2.1%
Chiyoda Corp.	46,000	376,354
Fanuc Ltd.(a)	20,100	2,559,451
Secom Co., Ltd.(a)	54,800	2,474,796
		5,410,601
INSURANCE 0.2%
NKSJ Holdings	85,000	533,541
MATERIALS 0.6%
Mitsubishi Materials Corp.(c)	76,000	218,495
Shin-Etsu Chemical Co., Ltd.	12,500	608,679
Sumitomo Metal Mining Co., Ltd.	14,000	213,824
Toray Industries	87,000	484,607
		1,525,605
TECHNOLOGY 2.7%
Canon	53,400	2,491,531
Kyocera Corp.	11,700	1,105,810
NTT Data Corp.	129	407,800
Sony Corp.	57,000	1,762,302
TDK Corp.	15,200	847,580
Tokyo Electron Ltd.	8,600	431,133
		7,046,156
TELECOMMUNICATION SERVICES 0.2%
KDDI Corp.	100	478,558
TOYS/GAMES/HOBBIES 0.3%
Nintendo Co., Ltd.	3,600	899,569
TOTAL JAPAN		23,299,607

	Number of Shares	Value
MEXICO 0.7%
RETAIL 0.5%
Wal-Mart de Mexico SA de CV(a)	480,600	$1,208,970
TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV(a)	236,700	632,620
TOTAL MEXICO		1,841,590
SINGAPORE 0.5%
DIVERSIFIED
Keppel Land Ltd.	416,000	1,281,119
SPAIN 1.0%
BANK 0.2%
Banco Santander Central Hispano SA(a)	47,500	603,317
TELECOMMUNICATION SERVICES 0.8%
Telefonica SA(a)	85,400	2,114,798
TOTAL SPAIN		2,718,115
SWEDEN 1.1%
RETAIL
Hennes & Mauritz AB(a)	76,958	2,787,014
SWITZERLAND 4.0%
FOOD 1.9%
Nestle SA(a)	93,320	4,971,559
HEALTH CARE 2.1%
Novartis AG(a)	94,300	5,407,627
TOTAL SWITZERLAND		10,379,186
UNITED KINGDOM 9.0%
BANK 1.4%
Barclays PLC(a)	347,000	1,633,126
HSBC Holdings PLC(a)	209,166	2,119,333
		3,752,459
CONSUMER DISCRETIONARY 1.0%
Reckitt Benckiser Group PLC(a)	44,800	2,463,874

	Number of Shares	Value
CONSUMER—NON-CYCLICAL—AGRICULTURE 0.5%
British American Tobacco PLC(a)	36,300	$1,354,027
ENERGY—INTEGRATED OIL & GAS 0.9%
Royal Dutch Shell PLC(a)	81,024	2,438,695
HEALTH CARE 1.9%
GlaxoSmithKline PLC(a)	253,200	4,989,795
REAL ESTATE—OFFICE 0.6%
Great Portland Estates PLC	282,467	1,514,441
TELECOMMUNICATION SERVICES 0.9%
Vodafone Group PLC(a)	915,000	2,258,113
UTILITIES 1.8%
ELECTRIC UTILITIES 0.6%
Scottish and Southern Energy PLC(a)	86,833	1,525,018
MULTI UTILITIES 1.2%
National Grid PLC(a)	375,000	3,181,071
TOTAL UTILITIES		4,706,089
TOTAL UNITED KINGDOM		23,477,493
UNITED STATES 52.7%
BASIC MATERIALS 0.9%
Allegheny Technologies(b)	10,900	506,305
Archer-Daniels-Midland Co.(a),(b)	21,479	685,610
Praxair(b)	12,400	1,119,224
		2,311,139
CONSUMER—CYCLICAL 3.6%
APPAREL 0.7%
NIKE(a),(b)	22,337	1,790,087
MEDIA 0.7%
Comcast Corp.(b)	35,000	632,800
The Walt Disney Co.(a),(b)	32,100	1,062,831
		1,695,631

	Number of Shares	Value
RETAIL 2.0%
Nordstrom(b)	28,340	$1,054,248
Ross Stores(a),(b)	28,500	1,556,670
Wal-Mart Stores(a),(b)	50,700	2,713,464
		5,324,382
TOYS/GAMES/HOBBIES 0.2%
Mattel(a),(b)	27,700	649,842
TOTAL CONSUMER—CYCLICAL		9,459,942
CONSUMER—NON-CYCLICAL 4.6%
AGRICULTURE 0.4%
Philip Morris International(a),(b)	20,233	1,133,452
BEVERAGE 0.8%
PepsiCo(a),(b)	32,610	2,166,608
COSMETICS/PERSONAL CARE 1.4%
Colgate-Palmolive Co.(b)	12,000	922,320
Procter & Gamble Co.(a),(b)	42,776	2,565,277
		3,487,597
FOOD 0.6%
Kraft Foods-Class A(a),(b)	53,173	1,640,919
RESTAURANT 1.3%
McDonald’s Corp.(a),(b)	43,539	3,244,091
RETAIL 0.1%
CVS Caremark Corp.(a)	10,000	314,700
TOTAL CONSUMER— NON-CYCLICAL		11,987,367

	Number of Shares	Value
ENERGY 7.4%
OIL & GAS 4.2%
Chevron Corp.(b)	35,130	$2,847,287
ConocoPhillips(a),(b)	21,000	1,206,030
Devon Energy Corp.(a),(b)	24,973	1,616,752
Exxon Mobil Corp.(a),(b)	69,847	4,315,846
Marathon Oil Corp.(a),(b)	33,300	1,102,230
		11,088,145
OIL & GAS SERVICES 0.8%
Schlumberger Ltd.(a),(b)	34,498	2,125,422
OIL & GAS STORAGE & TRANSPORTATION 2.4%
Energy Transfer Partners LP(b)	37,188	1,795,437
MarkWest Energy Partners LP(a)	121,393	4,360,436
		6,155,873
TOTAL ENERGY		19,369,440
FINANCIAL 8.3%
BANK 3.1%
Bank of America Corp.(a),(b)	225,900	2,961,549
Bank of New York Mellon Corp.(a)	38,000	992,940
BB&T Corp.(b)	16,700	402,136
US Bancorp(a),(b)	88,872	1,921,413
Wells Fargo & Co.(a),(b)	76,687	1,927,144
		8,205,182
CREDIT CARD 0.5%
American Express Co.(b)	13,000	546,390
Visa-Class A(b)	12,400	920,824
		1,467,214

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICE 2.8%
Citigroup(a),(b),(c)	255,800	$997,620
Goldman Sachs Group(a),(b)	18,900	2,732,562
JPMorgan Chase & Co.(a),(b)	78,894	3,003,495
Morgan Stanley(b)	19,500	481,260
		7,214,937
INSURANCE 1.9%
Aflac(a)	10,000	517,100
Everest Re Group Ltd.(a)	7,000	605,290
HCC Insurance Holdings(a),(b)	84,981	2,217,154
MetLife(a),(b)	40,000	1,538,000
		4,877,544
TOTAL FINANCIAL		21,764,877
HEALTH CARE 3.7%
Abbott Laboratories(a),(b)	44,663	2,333,195
Becton Dickinson & Co.(b)	7,900	585,390
Covidien PLC(b)	13,000	522,470
Johnson & Johnson(a),(b)	34,436	2,133,655
Medtronic(a),(b)	51,325	1,723,494
Merck & Co.(a)	28,829	1,061,195
Pfizer(a)	73,984	1,270,305
		9,629,704
INDUSTRIAL 6.4%
AEROSPACE & DEFENSE 3.4%
General Dynamics Corp.(a),(b)	34,519	2,168,138
L-3 Communications Holdings(a),(b)	26,000	1,879,020
Lockheed Martin Corp.(a),(b)	27,000	1,924,560
United Technologies Corp.(a),(b)	38,873	2,768,924
		8,740,642

	Number of Shares	Value
DIVERSIFIED MANUFACTURING 1.7%
Caterpillar(b)	15,300	$1,203,804
General Electric Co.(a),(b)	205,030	3,331,738
		4,535,542
ENVIRONMENTAL CONTROL 0.4%
Waste Management(b)	32,000	1,143,680
TRANSPORTATION 0.9%
United Parcel Service(a)	33,160	2,211,440
TOTAL INDUSTRIAL		16,631,304
MATERIALS 1.4%
CHEMICALS 0.9%
Dow Chemical Co.(b)	40,000	1,098,400
Sigma-Aldrich Corp.(b)	19,000	1,147,220
		2,245,620
METALS & MINING 0.5%
Freeport-McMoRan Copper & Gold(b)	15,000	1,280,850
TOTAL MATERIALS		3,526,470
REAL ESTATE 3.4%
DIVERSIFIED 1.1%
DuPont Fabros Technology(a)	52,244	1,313,937
Vornado Realty Trust(b)	16,523	1,413,212
		2,727,149
HEALTH CARE 0.6%
Nationwide Health Properties(a),(b)	41,232	1,594,441
RESIDENTIAL 1.2%
AvalonBay Communities(b)	15,155	1,575,059
Equity Lifestyle Properties(b)	30,124	1,641,156
		3,216,215
SHOPPING CENTER—REGIONAL MALL 0.5%
Simon Property Group(a)	15,107	1,401,023
TOTAL REAL ESTATE		8,938,828

	Number of Shares	Value
TECHNOLOGY 7.1%
COMPUTERS 1.4%
Hewlett-Packard Co.(a),(b)	33,674	$1,416,665
International Business Machines Corp.(a),(b)	16,433	2,204,323
		3,620,988
INTERNET SERVICE PROVIDER 0.4%
Google(a),(c)	2,200	1,156,738
SEMICONDUCTORS 2.0%
Intel Corp.(a),(b)	143,301	2,755,678
Texas Instruments(a),(b)	87,000	2,361,180
		5,116,858
SOFTWARE 2.2%
Microsoft Corp.(a),(b)	121,015	2,963,657
Oracle Corp.(a),(b)	108,200	2,905,170
		5,868,827
TELECOMMUNICATION EQUIPMENT 1.1%
Corning(b)	60,700	1,109,596
Harris Corp.(a),(b)	11,900	527,051
QUALCOMM(a)	28,000	1,263,360
		2,900,007
TOTAL TECHNOLOGY		18,663,418
TELECOMMUNICATION SERVICES 1.4%
AT&T(a),(b)	83,977	2,401,742
Verizon Communications(a),(b)	37,686	1,228,187
		3,629,929
UTILITIES 4.5%
ELECTRIC UTILITIES 0.7%
Southern Co.(a),(b)	51,885	1,932,198

	Number of Shares	Value
MULTI UTILITIES 2.4%
Public Service Enterprise Group(a),(b)	58,500	$1,935,180
Sempra Energy(b)	79,000	4,250,200
		6,185,380
WATER UTILITIES 1.4%
American Water Works Co.(a),(b)	153,656	3,575,575
TOTAL UTILITIES		11,693,153
TOTAL UNITED STATES		137,605,571
TOTAL COMMON STOCK (Identified cost—$300,670,068)		284,779,969
CLOSED-END FUNDS—UNITED STATES 6.5%
CONVERTIBLE 0.7%
AGIC Convertible & Income Fund(a)	105,000	1,037,400
AGIC Convertible & Income Fund II(a)	95,000	876,850
		1,914,250
COVERED CALL 0.3%
NFJ Dividend Interest & Premium Strategy Fund(a),(b)	55,700	877,832
EMERGING MARKETS DEBT 0.2%
Morgan Stanley Emerging Markets Domestic Debt Fund(a)	35,000	598,500
GLOBAL EQUITY DIVIDEND 0.2%
Alpine Total Dynamic Dividend Fund(a)	80,300	436,832
GLOBAL HYBRID (GROWTH & INCOME) 0.3%
Clough Global Opportunities Fund(a),(b)	53,485	678,190
GLOBAL INCOME 1.1%
AllianceBernstein Global High Income Fund(a)	39,200	579,768
First Trust Aberdeen Global Opportunity Income Fund	33,200	602,912
MFS Multimarket Income Trust	82,400	573,504
Western Asset Global High Income Fund(a)	79,800	1,016,652
		2,772,836

	Number of Shares	Value
HIGH YIELD 1.7%
BlackRock Corporate High Yield Fund(a)	132,300	$938,007
BlackRock Corporate High Yield Fund III	81,800	577,508
BlackRock Corporate High Yield Fund V(a)	205,000	2,392,350
New America High Income Fund(a)	56,900	576,397
		4,484,262
LIMITED DURATION 0.5%
Eaton Vance Limited Duration Income Fund(a)	35,300	579,626
Franklin Templeton Limited Duration Income Trust	44,600	595,410
		1,175,036
REAL ESTATE 0.6%
Alpine Global Premier Properties Fund(a),(b)	219,500	1,450,895
U.S. GENERAL EQUITY 0.9%
Gabelli Equity Trust(a),(b)	141,200	710,236
Liberty All-Star Equity Fund(b)	195,900	863,919
Royce Value Trust(b),(c)	73,088	887,288
		2,461,443
TOTAL CLOSED-END FUNDS (Identified cost—$15,655,877)		16,850,076
PREFERRED SECURITIES—$25 PAR VALUE 5.4%
BERMUDA 0.7%
INSURANCE—REINSURANCE
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)(a)	20,000	1,780,000

	Number of Shares	Value
GERMANY 0.3%
BANK
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	30,000	$797,400
NETHERLANDS 1.6%
INSURANCE 1.6%
LIFE/HEALTH INSURANCE 0.8%
Aegon NV, 6.50%(a)	90,900	2,119,788
MULTI-LINE 0.8%
ING Groep N.V., 7.375%(a)	80,675	1,958,789
UNITED KINGDOM 2.1%
BANK
Barclays Bank PLC, 7.75%, Series 4(a)	70,000	1,775,200
HSBC Holdings PLC, 8.00%, Series 2(a)	71,200	1,920,976
National Westminster Bank PLC, 7.76%, Series C(a)	81,347	1,943,380
		5,639,556
UNITED STATES 0.7%
BANK 0.2%
Citigroup Capital XIII, 7.875, due 10/30/40	20,800	540,384
MORTGAGE 0.3%
Countrywide Capital V, 7.00%, due 11/1/36(a)	35,000	862,050
TELECOMMUNICATION SERVICES 0.2%
Telephone & Data Systems, 6.625%, due 3/31/45	21,581	539,525
TOTAL UNITED STATES		1,941,959
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$13,171,951)		14,237,492
PREFERRED SECURITIES—CAPITAL SECURITIES 7.8%
BERMUDA 0.5%
INSURANCE - REINSURANCE
Catlin Insurance Co., 7.249%, due 12/19/49, 144A(a),(d)	1,500,000	1,230,000
FRANCE 0.6%
BANK
BNP Paribas, 7.195%, due 6/25/49, 144A(a),(d)	1,500,000	1,500,000

	Number of Shares	Value
UNITED KINGDOM 1.1%
BANK
LBG Capital No.1 PLC, 8.00%, 12/29/49, 144A(d)	3,000,000	$2,790,000
UNITED STATES 5.6%
BANK 1.0%
JPMorgan Chase & Co., 7.90%, due 4/29/49(a)	2,500,000	2,688,177
FINANCE—CREDIT CARD 0.8%
Capital One Capital III, 7.686%, due 8/15/36(a)	2,000,000	2,050,000
INSURANCE 2.8%
LIFE/HEALTH INSURANCE 0.5%
Lincoln National Corp., 7.00%, due 5/17/66(a)	1,500,000	1,425,000
MULTI-LINE 1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(d)	1,250,000	1,318,750
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(d)	1,500,000	1,777,500
		3,096,250
PROPERTY CASUALTY 1.1%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(d)	3,000,000	2,865,000
TOTAL INSURANCE		7,386,250
OIL & GAS STORAGE & TRANSPORTATION—INDUSTRIAL 1.0%
Enterprise Products Operating LLC, 8.375%, due 8/1/66(a)	2,500,000	2,612,368
TOTAL UNITED STATES		14,736,795
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$19,444,020)		20,256,795

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(e)		2,471,420	$2,471,420
State Street Institutional Liquid Reserves Fund, 0.26%(e)		2,475,221	2,475,221
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,946,641)			4,946,641

TOTAL INVESTMENTS (Identified cost—$353,888,557) 130.7%			341,070,973

WRITTEN CALL OPTIONS	(1.2)		(3,022,738)

LIABILITIES IN EXCESS OF OTHER ASSETS	(29.5)		(77,008,670)

NET ASSETS (Equivalent to $11.31 per share based on 23,073,973 shares of common stock outstanding)	100.0%		$261,039,565

		Number of Contracts
WRITTEN CALL OPTIONS (1.2)%
GERMANY (0.1)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,850, due 10/15/10		100	$(200,398)
UNITED STATES (1.1)%
S&P 500 Index, Strike Price 1,130, due 10/16/10		546	(1,337,700)
S&P 500 Index, Strike Price 1,135, due 10/16/10		312	(692,640)
S&P 500 Index, Strike Price 1,140, due 10/16/10		440	(792,000)
			(2,822,340)

TOTAL WRITTEN CALL OPTIONS (Premiums Received—$2,759,084)			$(3,022,738)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is held in connection with the revolving credit agreement; $181,366,384 has been pledged as collateral.

(b)	A portion or all of the security is held in connection with written option contracts: $45,538,248 has been pledged to brokers.
(c)	Non-income producing security.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.4% of net assets of the Fund.
(e)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$284,779,969	$284,779,969	$—	$—
Closed —End Funds	16,850,076	16,850,076	—	—
Preferred Securities - $25 Par Value — Bermuda	1,780,000	—	1,780,000	—
Preferred Securities - $25 Par Value — United States	1,941,959	1,401,575	—	540,384
Preferred Securities - $25 Par Value — Other Countries	10,515,533	10,515,533	—	—
Preferred Securities - Capital Securities	20,256,795	—	20,256,795	—
Money Market Funds	4,946,641	—	4,946,641	—
Total Investments	$341,070,973	$313,547,153	$26,983,436	$540,384

Other Financials Instruments*	$(3,022,738)	$(3,022,738)	—	—

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are written option contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—

Change in unrealized appreciation	20,384
Net purchases	520,000
Balance as of September 30, 2010	$540,384

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $20,384.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities were valued by a pricing service which has utilized independent broker quotes.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2010:

Equity Contracts	$(3,022,738)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$26,096,930
Gross unrealized depreciation	(38,914,514)
Net unrealized depreciation	$(12,817,584)

Cost for federal income tax purposes	$353,888,557

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010